Consolidated Statements Of Shareholders' Equity ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)	Ordinary Shares USD ($) shares	Ordinary Shares CNY (¥) shares	Additional Paid-in Capital USD ($)	Additional Paid-in Capital CNY (¥)	Retained Earnings USD ($)	Retained Earnings CNY (¥)	Accumulated Other Comprehensive Loss USD ($)	Accumulated Other Comprehensive Loss CNY (¥)	Noncontrolling interests USD ($)	Noncontrolling interests CNY (¥)
Balances (in shares) at Dec. 31, 2013 | shares			35,030,373	35,030,373
Balances at Dec. 31, 2013		¥ 40,036,827		¥ 15		¥ 3,058,142		¥ 34,557,077		¥ 181,258		¥ 2,240,335
Net income		12,253,234						13,196,932				(943,698)
Other comprehensive income (loss)		(440,623)								(460,776)		20,153
Business combination		150,000										150,000
Acquisition of subsidiaries' redeemable shares from noncontrolling shareholders		(622,961)				(406,285)						(216,676)
Accretion of redeemable noncontrolling interests		(52,683)						(52,683)
Dividends distribution by a subsidiary		(337,964)										(337,964)
Exercise of share-based awards (in shares) | shares			75,863	75,863
Exercise of share-based awards		207,806				199,773						8,033
Share-based compensation		959,245				798,971						160,274
Issuance of subsidiary shares		5,000										5,000
Balances (in shares) at Dec. 31, 2014 | shares			35,106,236	35,106,236
Balances at Dec. 31, 2014		52,157,881		¥ 15		3,650,601		47,701,326		(279,518)		1,085,457
Net income		32,432,246						33,664,173				(1,231,927)
Other comprehensive income (loss)		(492,408)								(526,538)		34,130
Business combination		10,935				3,384						7,551
Accretion of redeemable noncontrolling interests		(329,180)						(329,180)
Exercise of share-based awards (in shares) | shares			103,952	103,952
Exercise of share-based awards		278,574				254,003						24,571
Share-based compensation		1,383,721				1,240,366						143,355
Issuance of subsidiary shares		1,935,070				975,679						959,391
Issuance of convertible notes by a disposed subsidiary		559,575				278,316						281,259
Repurchase and retirement of ordinary shares	$ (990,160)	(6,376,964)						(6,376,964)
Repurchase and retirement of ordinary shares (in shares) | shares			(603,726)	(603,726)
Disposal of subsidiaries		(1,291,613)										(1,291,613)
Balances (in shares) at Dec. 31, 2015 | shares			34,606,462	34,606,462
Balances at Dec. 31, 2015		80,267,837		¥ 15		6,402,349		74,659,355		(806,056)		12,174
Net income		11,595,613						11,632,269				(36,656)
Other comprehensive income (loss)		(975,671)								(976,910)		1,239
Accretion of redeemable noncontrolling interests	(80,357)	(557,918)						(557,918)
Exercise of share-based awards (in shares) | shares			120,343	120,343
Exercise of share-based awards		172,747				172,747
Share-based compensation		1,747,811				1,747,691						120
Repurchase and retirement of ordinary shares | $	0
Balances (in shares) at Dec. 31, 2016 | shares			34,726,805	34,726,805
Balances at Dec. 31, 2016	$ 13,286,824	¥ 92,250,419	$ 2	¥ 15	$ 1,198,731	¥ 8,322,787	$ 12,348,222	¥ 85,733,706	$ (256,801)	¥ (1,782,966)	$ (3,330)	¥ (23,123)